Share-Based Payments - Performance Share Awards (PSAs) Activity (Details) - Performance Shares [Member] $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Employee $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	4,546
Granted, shares	1,753
Vested, shares	(1,639)	[1]
Forfeited, shares	(635)
Nonvested, end of period, shares	4,024
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 32.48
Granted, weighted-average grant date fair value per share (in dollars per share) | $ / shares	34.06
Vested, weighted-average grant date fair value per share (in dollars per share) | $ / shares	35.65	[1]
Forfeited, weighted-average grant date fair value per share (in dollars per share) | $ / shares	34.16
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 36.22
Number of shares modified to accelerate vesting	1,100
Number of employees affected by accelerated vesting | Employee	90
Number of shares scheduled for near-term vesting	1,100
Incremental compensation cost resulting from plan modification | $	$ 0

[1]	Includes the modification for a commitment to pay 1.1 million PSAs to approximately 90 employees, including senior and key management employees, for the 1.1 million PSAs scheduled for near-term vesting. There was no material impact to compensation expense due to the modification.